Inventories	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Inventories
21. Inventories

All figures in £ millions	2024	2023
Raw materials	5	4
Work in pro gress	2	1
Finished goods	63	81
Returns asset	4	5
	74	91
The cost of inventories recognised as an expense and included in the income statement in cost of goods sold amounted to £129m (2023: £155m; 2022: £166m) including £7m (2023: £19m; 2022: £16m) of inventory provisions. None of the inventory is pledged as security. Included within the inventory balance is the estimation of the right to receive goods from contracts with customers via returns. The value of the returns asset is measured at the carrying amount of the assets at the time of sale aligned to the Group’s normal inventory valuation methodology less any expected costs to recover the asset and any expected reduction in value. Impairment charges against the inventory returns asset are £nil in 2024 (2023: £nil; 2022: £nil). The returns asset all relates to finished goods. The year-on-year reduction in inventories is due to the Group’s digital-first strategy and the increasing shift towards print on demand.